Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,850,622	$ 915,715	$ 31,250
Digital currencies (note 3)	2,800,657	33,491,986	4,508,042
Amounts receivable and prepaid expenses (note 4)	1,234,175	1,808,304	12,622
Loan receivable			141,552
Income tax receivable	244,399
Total current assets	6,129,853	36,216,005	4,693,466
Property, plant and equipment (note 5)	41,811,233	38,142,107	6,497,634
Right-of-use assets (note 6)	2,538,447	2,078,599	2,413,720
Intangible asset (note 7)	1,314,028	1,443,260	1,572,500
Goodwill (note 8)		1,346,904	1,342,281
Promissory note receivable (note 9)	806,000	800,000
Total assets	52,599,561	80,026,875	16,519,601
Current liabilities
Accounts payable and accrued liabilities	2,345,175	2,272,850	920,914
Amount owing to Northern Data, NY LLC (notes 3 and 5)	322,099	2,940,412
Lease liabilities (note 10)	99,957		111,672
Income tax payable		305,601
Loans payable			2,010,172
Mortgage payable (note 12)	488,062
Total current liabilities	3,255,293	5,518,863	3,042,758
Deposits payable	511,000	1,788,500
Lease liabilities (note 10)	447,514		2,434,488
Mortgage payable (note 12)	389,065
Loans payable			532,911
Deferred tax liability		2,514,743	65,638
Warrant liabilities (note 13)	821,697	31,943,365
Total liabilities	5,424,569	41,765,471	6,075,795
Shareholders’ equity Share capital (note 14)	39,602,634	31,423,095	12,541,038
Contributed surplus	15,675,828	11,844,581	1,267,551
Cumulative translation adjustment	(3,491,583)	167,068	118,162
Digital currency revaluation reserve		3,706,624	1,982,501
Deficit	(4,611,887)	(8,879,964)	(5,465,446)
Total shareholders’ equity	47,174,992	38,261,404	10,443,806
Total liabilities and shareholders’ equity	$ 52,599,561	$ 80,026,875	$ 16,519,601